Long-term Debt - Principal Repayments and Other Borrowing Arrangements (Detail) € in Millions	Dec. 31, 2019 EUR (€)
Debt Instrument [Line Items]
Long-term Debt, Repayments of Principal, Non-current	€ 3,006.9
2020	2.8
2021	2.8
2022	502.8
2023	751.3
2024	0.0
Thereafter	1,750.0
Long-term debt	€ 3,009.7